Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
AUTHORIZED
Preferred shares issuable in a series.
Unlimited number of common shares without par value.

	2020		2019
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,186,857	$9,533	1,201,886	$9,323
Issued upon exercise of stock options	3,979	108	10,871	360
Previously recognized liability on stock options exercised for common shares	—	21	—	53
Purchase of common shares under Normal Course Issuer Bid	(6,970)	(56)	(25,900)	(203)
Balance – end of year	1,183,866	$9,606	1,186,857	$9,533
PREFERRED SHARES
Preferred shares are issuable in a series. If issued, the number of shares in each series, and the designation, rights, privileges, restrictions and conditions attached to the shares will be determined by the Board of Directors of the Company.
DIVIDEND POLICY
The Company has paid regular quarterly dividends in each year since 2001. The dividend policy undergoes periodic review by the Board of Directors and is subject to change.
On March 3, 2021, the Board of Directors declared a quarterly dividend of $0.47 per common share, an increase from the previous quarterly dividend of $0.425 per common share, beginning with the dividend payable on April 5, 2021. On March 4, 2020, the Board of Directors declared a quarterly dividend of $0.425 per common share, an increase from the previous quarterly dividend of $0.375 per common share. On March 6, 2019, the Board of Directors declared a quarterly dividend of $0.375 per common share, an increase from the previous quarterly dividend of $0.335 per common share. On February 28, 2018, the Board of Directors declared a quarterly dividend of $0.335 per common share.
NORMAL COURSE ISSUER BID
On May 21, 2019, the Company's application was approved for a Normal Course Issuer Bid to purchase through the facilities of the Toronto Stock Exchange ("TSX"), alternative Canadian trading platforms, and the New York Stock Exchange ("NYSE"), up to 59,729,706 common shares, over a 12-month period commencing May 23, 2019 and ending May 22, 2020. The Company did not renew its Normal Course Issuer bid after its expiry in May 2020.
For the year ended December 31, 2020, the Company purchased 6,970,000 common shares at a weighted average price of $38.84 per common share for a total cost of $271 million. Retained earnings were reduced by $215 million, representing the excess of the purchase price of common shares over their average carrying value.
On March 3, 2021, the Board of Directors approved a resolution authorizing the Company to file a Notice of Intention with the TSX to purchase, by way of a Normal Course Issuer Bid, up to 5.0% of its issued and outstanding common shares for the purpose of repurchasing a number of common shares approximately equal to the number of options exercised throughout the year in order to eliminate dilution for shareholders. Subject to acceptance of the Notice of Intention by the TSX, the purchases would be made through facilities of the TSX, alternative Canadian trading platforms, and the NYSE.
SHARE-BASED COMPENSATION – STOCK OPTIONS
The Company’s Option Plan provides for the granting of stock options to employees. Stock options granted under the Option Plan have terms ranging from five to six years to expiry and vest over a five-year period. The exercise price of each stock option granted is determined at the closing market price of the common shares on the Toronto Stock Exchange on the day prior to the grant. Each stock option granted provides the holder the choice to purchase one common share of the Company at the stated exercise price or receive a cash payment equal to the difference between the stated exercise price and the market price of the Company’s common shares on the date of surrender of the stock option.
The Option Plan is a "rolling 7%" plan, whereby the aggregate number of common shares that may be reserved for issuance under the plan shall not exceed 7% of the common shares outstanding from time to time.

The following table summarizes information relating to stock options outstanding at December 31, 2020 and 2019:

	2020		2019
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	47,646	$38.04	46,685	$37.92
Granted	12,032	$32.89	16,314	$34.84
Exercised for common shares	(3,979)	$27.24	(10,871)	$33.16
Surrendered for cash settlement	(757)	$29.34	(1,003)	$34.52
Forfeited	(6,286)	$39.65	(3,479)	$37.65
Outstanding – end of year	48,656	$37.53	47,646	$38.04
Exercisable – end of year	17,970	$39.59	17,057	$38.74
The range of exercise prices of stock options outstanding and exercisable at December 31, 2020 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	-	$24.99	3,829	3.86	$21.12	944	$21.64
$25.00	-	$29.99	1,975	1.81	$28.48	1,362	$28.85
$30.00	-	$34.99	4,177	4.23	$32.37	378	$32.40
$35.00	-	$39.99	22,495	3.44	$37.49	4,721	$37.42
$40.00	-	$44.99	12,935	1.53	$43.57	8,884	$43.54
$45.00	-	$46.74	3,245	2.40	$45.21	1,681	$45.18
			48,656	2.90	$37.53	17,970	$39.59